Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting
3	SEGMENT REPORTING
For the years ended December 31, 2018, 2019 and 2020, the Group had three operating segments, including central laboratory business, in-hospital
business and pharma research and development services. The operating segments also represented the reporting segments. The Group’s CODM assess the performance of the operating segments based on the measures of revenues, cost of revenue and gross profit by central laboratory business, in-hospital
business and pharma research and development services. Other than the information provided below, the CODM do not use any other measures by segments.
Summarized information by segments for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the year ended December 31, 2018
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	161,458	4,506	14,223	180,187
Revenues from sales of products	—	28,680	—	28,680

Total revenues	161,458	33,186	14,223	208,867

Cost of revenues:	(56,241)	(13,120)	(4,447)	(73,808)

Gross profit	105,217	20,066	9,776	135,059

	For the year ended December 31, 2019
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	276,254	(1,476)	17,745	292,523
Revenues from sales of products	—	89,154	—	89,154

Total revenues	276,254	87,678	17,745	381,677

Cost of revenues:	(73,689)	(29,506)	(5,148)	(108,343)

Gross profit	202,565	58,172	12,597	273,334

	For the year ended December 31, 2020
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB	US$
Revenues:
Revenues from services	297,342	(847)	14,689	311,184	47,691
Revenues from sales of products	—	118,719	—	118,719	18,194

Total revenues	297,342	117,872	14,689	429,903	65,885

Cost of revenues:	(73,960)	(35,849)	(6,172)	(115,981)	(17,775)

Gross profit	223,382	82,023	8,517	313,922	48,110
Geographic
i
nformation
The analysis of the total long-lived assets excluding equity method investment, long-term investment and intangible assets by country was as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
PRC	93,454	106,087	16,258
United States	6,814	28,415	4,355

	100,268	134,502	20,613